Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2021
Contingent liabilities and commitments [abstract]
Summary of contingent liabilities and commitments
Contingent liabilities and commitments
2021 2020
Contingent liabilities in respect of
–

Guarantees

26,461 23,386
–

Irrevocable letters of credit
16,851 14,016
–

other
8 97
43,319 37,499
Guarantees issued by ING Groep N.V. 316 292
Irrevocable facilities 144,167 124,991
187,802 162,782